[RSF Letterhead]



                                        March 4, 1997

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549


          Re:  The Rodney Square Strategic Fixed-Income Fund
               (File No. 33-5501)
               (File No. 811-4663)
               CIK No. 0000793276


Ladies and Gentlemen:

     Pursuant to Rule 497(j) of the Securities Act of 1993, I am providing you certification that the Statement of Additional Information dated March 1, 1997 of the Rodney Square Strategic Fixed-Income Fund is in the exact form in which it was used after the effective date of Post-Effective Amendment Number 16 to the Fund's Registration Statement on Form N-1A. Additionally, I certify that the text of the Registration Statement has been filed electronically on December 20, 1996.

     This  letter  and  the prospectus  are being  submitted
electronically  through  EDGAR  pursuant  to   Rule  101  of
Regulation S-T under the Securities Act of 1933.

     All questions and comments regarding this filing should be addressed to the undersigned at Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0-001, phone number: (302)-651-8340.


                                   Sincerely,

                                   /s/ Diane D. Marky

                                   Diane D. Marky
                                   Assistant Secretary